Equity-Accounted Joint Ventures - Pan Union Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2023	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels		42	10
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		9	9		9
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels		4
Difference between carrying amount and book value | $				$ 8.7	$ 8.9
Pan Union Joint Venture | LNG Carriers [Member] | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Number of vessels		2
Pan Union Joint Venture | LNG Carriers [Member] | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Number of vessels		2